Note 5 - Personnel Expenses, Including Share-based Remuneration - Fair Value Measurement (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
RSU [member]
Statement Line Items [Line Items]
Equity unit price valuation ($) (in dollars per share)		$ 10.49	$ 8.07
Expected Volatility (%) (1), (2)	[1],[2]	66.55%	40.00%
Risk free interest rate (%) (1)	[2]	0.22%	0.58%
Dividend Yield (%)		0.00%	0.00%
Duration of initial simulation period (years to longstop date) (Year)		3 years 2 months 23 days	3 years 9 months 21 days
Duration of second simulation period with postponed exercise (years) (Year)		3 years	3 years
Fair value at the measurement date ($)		$ 10.35	$ 7.84
Option [member]
Statement Line Items [Line Items]
Equity unit price valuation ($), option (in dollars per share)		$ 10.48
Expected Volatility (%) (1), (2), option	[1],[2]	68.10%
Risk free interest rate (%) (1), option	[2]	0.46%
Dividend Yield (%), option		0.00%
Duration of initial simulation period (years to longstop date), option (Year)		3 years 7 days
Duration of second simulation period with postponed exercise (years), option (Year)		3 years
Fair value at the measurement date ($), option		$ 4.96

[1]	Based on a defined peer group of companies considered comparable to the Group.
[2]	Specified value is 4 years (modeled on yearly basis).